BORROWINGS - Movement in Borrowings (Details)			1 Months Ended	12 Months Ended
	Jul. 20, 2023 EUR (€)	Jul. 20, 2023 USD ($)	Nov. 30, 2021 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Beginning Balance				€ 2,056,000,000	€ 2,129,000,000
Cash flows
Repayments of long-term borrowings				(53,000,000)	(192,000,000)	€ (1,052,000,000)
Net change in revolving credit facilities and short-term borrowings				(83,000,000)	72,000,000	(5,000,000)
Lease repayments				(37,000,000)	(37,000,000)
Non-cash changes
Movement in accrued interest				(1,000,000)	(1,000,000)
Changes in leases and other loans				24,000,000	18,000,000
Deferred arrangement fees				4,000,000	3,000,000
Effects of changes in foreign exchange rates				(42,000,000)	64,000,000
Ending Balance				1,868,000,000	2,056,000,000	2,129,000,000
Proceeds from issuance of long-term borrowings				0	0	€ 712,000,000
Debt issued				1,863,000,000
Senior Unsecured Notes Issued November 2017 and due 2026
Disclosure of detailed information about borrowings [line items]
Beginning Balance				285,000,000
Cash flows
Repayments of long-term borrowings | $			$ (200,000,000)
Non-cash changes
Ending Balance	€ 300,000,000			230,000,000	€ 285,000,000
Proceeds from issuance of long-term borrowings | $		$ 50,000,000
Debt issued			$ 500,000,000	€ 226,000,000			$ 250,000,000
Nominal rate	5.875%	5.875%	5.875%	5.875%